UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-07458

                            TWEEDY, BROWNE FUND INC.
               (Exact name of registrant as specified in charter)

                           350 Park Avenue, 9th Floor
                               NEW YORK, NY 10022
               (Address of principal executive offices) (Zip code)

                             M. Gervase Rosenberger
                           Tweedy, Browne Company LLC
                           350 Park Avenue, 9th Floor
                               NEW YORK, NY 10022
                     (Name and address of agent for service)

                  Registrant's telephone number, including area
                               code: 212-916-0600

                        Date of fiscal year end: MARCH 31

                   Date of reporting period: DECEMBER 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


(GRAPHIC)                                       TWEEDY, BROWNE GLOBAL VALUE FUND

PORTFOLIO OF INVESTMENTS
December 31, 2008 (Unaudited)

                                                                         MARKET VALUE
   SHARES                                                                  (NOTE 1)
------------                                                            --------------
               COMMON STOCKS--89.6%
               CANADA--1.2%
     100,000   Melcor Developments Ltd. .............................   $      371,000
   1,631,760   National Bank of Canada, Toronto .....................       41,372,287
                                                                        --------------
                                                                            41,743,287
                                                                        --------------
               CZECH REPUBLIC--0.0%+
       2,800   Philip Morris CR a.s. ................................          873,684
                                                                        --------------
               FINLAND--5.4%
   2,435,000   Cargotec Corporation, B Share ........................       27,382,749
   1,000,000   Huhtamaki Oyj ........................................        6,116,208
   7,504,090   Kone Oyj, Class B ....................................      161,994,047
                                                                        --------------
                                                                           195,493,004
                                                                        --------------
               FRANCE--3.6%
   1,814,460   CNP Assurances .......................................      130,800,522
                                                                        --------------
               GERMANY--9.5%
      64,173   Boewe Systec AG ......................................          704,708
   1,786,676   Henkel AG & Company, KGaA ............................       46,566,827
     379,414   Krones AG ............................................       16,386,423
      42,354   KSB AG ...............................................       21,194,662
     792,425   Linde AG .............................................       65,925,266
     477,787   Muenchener Rueckversicherungs-Gesellschaft AG ........       73,720,263
   1,620,636   Springer (Axel) Verlag AG ............................      115,769,369
                                                                        --------------
                                                                           340,267,518
                                                                        --------------
               GREECE--0.2%
     480,695   Coca Cola Hellenic Bottling Company SA ...............        6,949,163
                                                                        --------------
               HONG KONG--1.3%
     185,000   Guoco Group Ltd. .....................................        1,084,907
   4,373,564   Jardine Strategic Holdings Ltd. ......................       45,485,066
     200,000   Swire Pacific Ltd., Class B ..........................          265,283
                                                                        --------------
                                                                            46,835,256
                                                                        --------------
               IRELAND--0.2%
  11,955,638   Independent News & Media PLC .........................        6,979,939
   1,111,317   Unidare PLC++ ........................................           92,687
                                                                        --------------
                                                                             7,072,626
                                                                        --------------
               ITALY--3.1%
   3,561,000   Banco Popolare Scarl .................................       24,502,294
     205,576   Gruppo Minerali Maffei++ .............................        2,071,763
   4,000,000   Mediaset SPA .........................................       22,532,666
  12,147,709   Mondadori (Arnoldo) Editore SPA ......................       58,805,111
   1,005,000   Sol SPA ..............................................        3,841,743
     805,250   Vincenzo Zucchi SPA++ ................................          716,375
                                                                        --------------
                                                                           112,469,952
                                                                        --------------
               JAPAN--6.0%
     545,600   Aica Kogyo Company Ltd. ..............................        6,000,697
      29,300   Asahi Intecc Company Ltd. ............................          235,305
   1,594,700   Canon Inc. ...........................................       48,729,388
     350,300   Daikoku Denki Company Ltd. ...........................        5,386,853

                                                                         MARKET VALUE
   SHARES                                                                  (NOTE 1)
------------                                                            --------------
               JAPAN(CONTINUED)
   2,218,000   Fujitec Company Ltd. .................................   $    7,903,078
     446,600   Fukuda Denshi Company Ltd. ...........................       11,528,340
   1,203,000   Hi-Lex Corporation ...................................       10,085,825
   1,566,000   Honda Motor Company Ltd. .............................       32,926,597
      22,100   Hurxley Corporation ..................................          202,106
     198,800   Inaba Seisakusho Company Ltd. ........................        2,193,050
     321,000   Katsuragawa Electric Company Ltd. ....................        1,088,886
   1,003,000   Kawasumi Laboratories, Inc. ..........................        4,624,975
   1,849,500   Kuroda Electric Company Ltd. .........................       17,015,808
      69,100   Mandom Corporation ...................................        1,951,417
      21,670   Medikit Company Ltd. .................................        3,735,176
      79,400   Meito Sangyo Company Ltd. ............................        1,559,095
      36,240   Milbon Company Ltd. ..................................        1,005,445
     307,100   Mirai Industry Company Ltd. ..........................        2,185,102
     162,780   Nippon Kanzai Company Ltd. ...........................        3,230,460
   1,051,000   Nippon Konpo Unyu Soko Company Ltd. ..................       11,547,667
     458,500   Nitto FC Company Ltd. ................................        2,427,799
      20,100   Ryoyo Electro Corporation ............................          174,725
     451,000   Sangetsu Company Ltd. ................................       10,248,869
      49,900   Shikoku Coca-Cola Bottling Company Ltd. ..............          472,853
     282,500   Shingakukai Company Ltd. .............................          931,798
     195,000   SK Kaken Company Ltd. ................................        4,302,261
     612,000   Sonton Food Industry Company Ltd. ....................        3,659,173
     528,500   T. Hasegawa Company Ltd. .............................        7,001,969
   2,160,500   Takata Corporation ...................................       14,943,558
                                                                        --------------
                                                                           217,298,275
                                                                        --------------
               MEXICO--4.4%
   1,921,351   Coca-Cola Femsa SA de CV, Sponsored ADR ..............       83,597,982
  14,623,380   Embotelladoras Arca SA de CV .........................       25,870,875
  30,132,400   Grupo Continental SA .................................       49,827,199
                                                                        --------------
                                                                           159,296,056
                                                                        --------------
               NETHERLANDS--13.8%
   2,093,000   Akzo Nobel NV ........................................       85,651,821
      23,620   Crown Van Gelder Gemeenschappelijk Bezit NV ..........          191,416
   5,333,493   Heineken Holding NV ..................................      151,315,808
   2,810,041   Heineken NV ..........................................       85,543,367
     450,000   Imtech NV ............................................        7,506,255
      50,000   Randstad Holding NV ..................................        1,011,259
   4,374,175   Telegraaf Media Groep NV .............................       75,699,859
     288,708   TKH Group NV .........................................        3,210,542
   3,612,751   Unilever NV, CVA .....................................       87,079,653
                                                                        --------------
                                                                           497,209,980
                                                                        --------------
               NORWAY--0.8%
   2,302,000   Schibsted ASA ........................................       27,286,957
                                                                        --------------
               SINGAPORE--2.1%
  33,542,550   Fraser and Neave Ltd. ................................       68,679,870
   1,200,000   Jardine Cycle & Carriage Ltd. ........................        7,912,545
                                                                        --------------
                                                                            76,592,415
                                                                        --------------

                      SEE NOTES TO PORTFOLIO OF INVESTMENTS

(GRAPHIC)                                       TWEEDY, BROWNE GLOBAL VALUE FUND

PORTFOLIO OF INVESTMENTS
December 31, 2008 (Unaudited)

                                                                         MARKET VALUE
   SHARES                                                                  (NOTE 1)
------------                                                            --------------
               SOUTH KOREA--5.0%
       8,615   Asia Cement Company Ltd.++............................   $      269,828
     150,900   Daegu Department Store Company Ltd. ..................          962,032
      23,260   Daehan City Gas Company Ltd.++........................          437,666
      93,346   Dong Ah Tire & Rubber Company Ltd.++..................          555,829
     280,921   Hanil Cement Company Ltd.++...........................       14,608,650
       8,791   Hyundai Elevator Company Ltd.++.......................          453,666
   8,152,655   Korea Exchange Bank++ ................................       40,972,019
      17,185   Sam Young Electronics Company Ltd.++ .................          114,608
      36,890   Samchully Company Ltd.++..............................        4,598,253
     241,172   SK Telecom Company Ltd.++.............................       40,018,219
   3,479,352   SK Telecom Company Ltd., ADR .........................       63,254,619
     363,340   Taeyoung Engineering & Construction++ ................        1,225,989
   2,159,497   Youngone Corporation++ ...............................       10,715,618
                                                                        --------------
                                                                           178,186,996
                                                                        --------------
               SPAIN--2.5%
   8,503,346   Gestevision Telecinco SA .............................       89,241,399
                                                                        --------------
               SWEDEN--0.0%+
      33,000   Cloetta Fazer AB, B Shares++ .........................          104,325
      33,000   Fazer Konfektyr Service AB ...........................          886,766
                                                                        --------------
                                                                               991,091
                                                                        --------------
               SWITZERLAND--17.2%
      45,065   AFG Arbonia-Foster Holding AG, Bearer ................        5,478,847
     186,990   Coltene Holding AG ...................................        7,554,442
   2,021,000   Compagnie Financiere Richemont AG ....................       38,507,897
     570,116   Daetwyler Holding AG, Bearer++ .......................       23,006,043
      89,813   Edipresse SA, Bearer .................................       18,142,336
      80,613   Forbo Holding AG .....................................       14,769,141
      29,134   Loeb Holding AG ......................................        5,269,221
   7,907,209   Nestle SA, Registered ................................      309,052,374
           8   Neue Zuercher Zeitung++ ..............................          370,555
   2,368,760   Novartis AG, Registered ..............................      117,286,280
      45,425   Phoenix Mecano AG ....................................       13,529,126
     179,979   PubliGroupe SA, Registered ...........................       10,653,147
      79,490   Roche Holding AG .....................................       12,136,163
     182,827   Siegfried Holding AG .................................       15,631,378
       7,400   Sika AG, Bearer ......................................        6,257,340
     473,309   Tamedia AG ...........................................       21,878,896
                                                                        --------------
                                                                           619,523,186
                                                                        --------------
               UNITED KINGDOM--9.5%
   1,521,000   AGA Foodservice Group PLC ............................        1,574,512
   5,137,508   BBA Group PLC ........................................        5,096,663
     900,000   British American Tobacco PLC .........................       23,291,599
   3,974,658   Carclo PLC ...........................................        2,771,570
   9,219,052   Clinton Cards PLC ....................................          660,085
   2,775,758   Daily Mail & General Trust, Class A ..................       10,775,307
   8,225,426   Diageo PLC, Sponsored ADR ............................      113,649,118
   3,675,000   Ennstone PLC .........................................           21,135
   7,700,800   G4S PLC ..............................................       22,697,289
     969,024   GlaxoSmithKline PLC ..................................       17,895,874

                                                                         MARKET VALUE
   SHARES                                                                  (NOTE 1)
------------                                                            --------------
               UNITED KINGDOM(CONTINUED)
     593,139   GlaxoSmithKline PLC, Sponsored ADR ...................   $   22,106,290
     923,006   Headlam Group PLC ....................................        2,793,450
   5,096,731   HSBC Holdings PLC ....................................       48,510,303
     779,500   Raven Mount PLC++ ....................................          151,298
     436,091   Raven Russia Ltd. ....................................          150,478
     224,439   Signet Jewelers Ltd. .................................        1,871,589
   5,038,361   TT Electronics PLC ...................................        2,535,371
   2,879,718   Unilever PLC .........................................       65,375,703
                                                                        --------------
                                                                           341,927,634
                                                                        --------------
               UNITED STATES--3.8%
   2,680,088   American Express Company .............................       49,715,632
      75,700   American National Insurance Company ..................        5,581,361
     126,500   Burlington Northern Santa Fe Corporation .............        9,577,315
     587,000   ConocoPhillips .......................................       30,406,600
      49,250   Devon Energy Corporation .............................        3,236,217
     500,000   Emerson Electric Company .............................       18,305,000
      49,884   Torchmark Corporation ................................        2,229,815
     269,276   Transatlantic Holdings, Inc. .........................       10,787,197
     162,000   Union Pacific Corporation ............................        7,743,600
                                                                        --------------
                                                                           137,582,737
                                                                        --------------
               TOTAL COMMON STOCKS
               (COST $2,842,655,919) ................................    3,227,641,738
                                                                        --------------
               PREFERRED STOCKS--0.4%
     166,388   Adris Grupa d.d. .....................................        6,040,090
      11,800   KSB AG, Vorzugsakt ...................................        4,838,754
     700,000   Villeroy & Boch AG ...................................        4,456,491
                                                                        --------------
               TOTAL PREFERRED STOCKS
               (COST $18,099,466) ...................................       15,335,335
                                                                        --------------
               REGISTERED INVESTMENT COMPANY--1.3%
  48,727,190   Dreyfus Government Prime Cash Management .............       48,727,190
                                                                        --------------
               TOTAL REGISTERED INVESTMENT COMPANY
               (COST $48,727,190) ...................................       48,727,190
                                                                        --------------

 FACE VALUE
------------
               U.S. TREASURY BILLS--3.6%
$ 20,000,000   0.000%* due 4/2/09 ...................................       19,994,200
 110,000,000   0.000%* due 5/7/09+++ ................................      109,977,450
                                                                        --------------
               TOTAL U.S. TREASURY BILLS
               (COST $129,601,046) ..................................      129,971,650
                                                                        --------------

                      SEE NOTES TO PORTFOLIO OF INVESTMENTS

(GRAPHIC)                                       TWEEDY, BROWNE GLOBAL VALUE FUND

PORTFOLIO OF INVESTMENTS
December 31, 2008 (Unaudited)

                                                                         MARKET VALUE
                                                                           (NOTE 1)
                                                                        --------------
TOTAL INVESTMENTS
   (COST $3,039,083,621**) ............................       94.9%     $3,421,675,913
UNREALIZED APPRECIATION ON FORWARD CONTRACTS (NET) ....        5.5         196,434,229
OTHER ASSETS AND LIABILITIES (NET) ....................       (0.4)        (14,346,710)
                                                             -----      --------------
NET ASSETS ............................................      100.0%     $3,603,763,432
                                                             =====      ==============

----------
*    RATE REPRESENTS ANNUALIZED YIELD AT DATE OF PURCHASE.

**   AGGREGATE COST FOR FEDERAL TAX PURPOSES IS $3,039,083,621.

+    AMOUNT REPRESENTS LESS THAN 0.1% OF NET ASSETS.

++   NON-INCOME PRODUCING SECURITY.

+++ AT DECEMBER 31, 2008, LIQUID ASSETS TOTALING $26,994,465 HAVE BEEN SEGREGATED TO COVER CERTAIN OPEN FORWARD CONTRACTS.

     ABBREVIATIONS:

ADR -- AMERICAN DEPOSITORY RECEIPT
CVA -- CERTIFICAATEN VAN AANDELEN (SHARE CERTIFICATES)

                      SEE NOTES TO PORTFOLIO OF INVESTMENTS

(GRAPHIC)                                       TWEEDY, BROWNE GLOBAL VALUE FUND

SECTOR DIVERSIFICATION
December 31, 2008 (Unaudited)

                                                          PERCENTAGE OF    MARKET VALUE
SECTOR DIVERSIFICATION                                      NET ASSETS       (NOTE 1)
----------------------                                    -------------   --------------
COMMON STOCKS:
Beverage ..............................................        14.4%      $  517,226,365
Food ..................................................        13.2          474,719,058
Media .................................................        12.7          458,135,541
Capital Goods .........................................        10.5          379,239,389
Insurance .............................................         6.2          223,119,158
Materials .............................................         5.8          210,088,178
Pharmaceuticals, Biotechnology & Life Sciences ........         4.7          169,424,607
Banks .................................................         4.3          155,356,903
Telecommunication Services ............................         2.9          103,272,838
Diversified Financials ................................         2.7           96,285,605
Consumer Durables & Apparel ...........................         2.6           92,535,910
Technology Hardware & Equipment .......................         1.9           69,972,746
Automobiles & Components ..............................         1.6           58,511,809
Household & Personal Products .........................         1.4           49,523,689
Transportation ........................................         0.9           33,965,245
Energy ................................................         0.9           33,642,817
Health Care Equipment & Services ......................         0.8           27,678,238
Commercial Services & Supplies ........................         0.7           26,939,008
Tobacco ...............................................         0.7           24,165,283
Retailing .............................................         0.6           16,768,159
Utilities .............................................         0.1            5,035,919
Consumer Services .....................................         0.0+           1,133,904
Real Estate ...........................................         0.0+             786,761
Semiconductors & Semiconductor Equipment ..............         0.0+             114,608
                                                              -----       --------------
TOTAL COMMON STOCKS ...................................        89.6        3,227,641,738
                                                              -----       --------------
PREFERRED STOCKS ......................................         0.4           15,335,335
REGISTERED INVESTMENT COMPANY .........................         1.3           48,727,190
U.S. TREASURY BILLS ...................................         3.6          129,971,650
UNREALIZED APPRECIATION ON FORWARD CONTRACTS (NET) ....         5.5          196,434,229
OTHER ASSETS AND LIABILITIES (NET) ....................        (0.4)         (14,346,710)
                                                              -----       --------------
NET ASSETS ............................................       100.0%      $3,603,763,432
                                                              =====       ==============

----------
+    AMOUNT REPRESENTS LESS THAN 0.1% OF NET ASSETS

PORTFOLIO COMPOSITION
December 31, 2008 (Unaudited)

                                   (PIE CHART)

CANADA                                                            -  1%
FINLAND                                                           -  5%
FRANCE                                                            -  4%
GERMANY                                                           - 10%
HONG KONG                                                         -  1%
ITALY                                                             -  3%
JAPAN                                                             -  6%
MEXICO                                                            -  4%
NETHERLANDS                                                       - 14%
NORWAY                                                            -  1%
SINGAPORE                                                         -  2%
SOUTH KOREA                                                       -  5%
SPAIN                                                             -  3%
SWITZERLAND                                                       - 17%
UNITED KINGDOM                                                    - 10%
UNITED STATES                                                     -  4%
CASH EQUIVALENTS AND OTHER ASSETS AND LIABILITIES (NET)++         - 10%

CROATIA-0%+
CZECH REPUBLIC-0%+
GREECE-0%+
IRELAND-0%+
SWEDEN-0%+

+    AMOUNT REPRESENTS LESS THAN 1% OF NET ASSETS

++   INCLUDES UNREALIZED APPRECIATION ON FORWARD CONTRACTS (NET)

                      SEE NOTES TO PORTFOLIO OF INVESTMENTS

(GRAPHIC)                                       TWEEDY, BROWNE GLOBAL VALUE FUND

SCHEDULE OF FORWARD EXCHANGE CONTRACTS
December 31, 2008 (Unaudited)

                                                       CONTRACT      MARKET VALUE
   CONTRACTS                                          VALUE DATE       (NOTE 1)
--------------                                        ----------   ---------------
FORWARD EXCHANGE CONTRACTS TO BUY
    45,000,000   Danish Krone .....................      5/19/09   $     8,346,946
    83,000,000   Danish Krone .....................      5/27/09        15,391,679
    75,000,000   European Union Euro ..............      1/12/09       104,195,668
   100,000,000   European Union Euro ..............       2/2/09       138,800,384
    40,000,000   European Union Euro ..............       8/4/09        55,311,937
    60,000,000   European Union Euro ..............      8/25/09        82,951,767
   150,000,000   Hong Kong Dollar .................      2/24/09        19,361,628
 1,500,000,000   Japanese Yen .....................       2/2/09        16,558,556
 1,550,000,000   Japanese Yen .....................      2/19/09        17,116,172
 3,000,000,000   Japanese Yen .....................      4/14/09        33,170,789
   300,000,000   Mexican Peso .....................      1/20/09        21,505,325
   275,000,000   Mexican Peso .....................      4/22/09        19,259,741
    68,000,000   Norwegian Krone ..................      6/15/09         9,647,137
33,000,000,000   South Korean Won .................       3/3/09        26,283,302
30,000,000,000   South Korean Won .................       5/7/09        23,940,945
    40,000,000   Swiss Franc ......................      1/12/09        37,586,132
    14,000,000   Swiss Franc ......................      1/20/09        13,156,205
    20,000,000   Swiss Franc ......................      4/14/09        18,816,973
    15,000,000   Swiss Franc ......................      4/29/09        14,119,346
    25,000,000   Swiss Franc ......................      5/27/09        23,552,851
    25,000,000   Swiss Franc ......................       6/5/09        23,559,497
    36,000,000   Swiss Franc ......................      9/10/09        34,033,220
    35,000,000   Swiss Franc ......................      9/18/09        33,096,614
                                                                   ---------------
TOTAL (Contract Amount $776,097,250) ..............                $   789,762,814
                                                                   ===============
FORWARD EXCHANGE CONTRACTS TO SELL
    17,000,000   Canadian Dollar ..................       3/9/09   $   (13,771,806)
    25,000,000   Canadian Dollar ..................      5/12/09       (20,277,664)
     6,000,000   Canadian Dollar ..................      5/27/09        (4,868,073)
    12,000,000   Canadian Dollar ..................       6/5/09        (9,737,871)
    45,000,000   Danish Krone .....................      5/19/09        (8,346,946)
    83,000,000   Danish Krone .....................      5/27/09       (15,391,679)
    75,000,000   European Union Euro ..............      1/12/09      (104,195,668)
   100,000,000   European Union Euro ..............       2/2/09      (138,800,384)
    40,000,000   European Union Euro ..............       3/3/09       (55,476,609)
    65,000,000   European Union Euro ..............      4/14/09       (90,061,405)
    45,000,000   European Union Euro ..............      5/19/09       (62,302,768)
    33,000,000   European Union Euro ..............      5/22/09       (45,685,718)
    85,000,000   European Union Euro ..............      5/27/09      (117,662,546)
    80,000,000   European Union Euro ..............      7/27/09      (110,632,074)
    40,000,000   European Union Euro ..............       8/4/09       (55,311,937)
    60,000,000   European Union Euro ..............      8/25/09       (82,951,767)
   110,000,000   European Union Euro ..............      8/31/09      (152,069,787)
    57,000,000   European Union Euro ..............      9/10/09       (78,792,501)
    60,000,000   European Union Euro ..............      9/18/09       (82,933,330)
   100,000,000   European Union Euro ..............      10/6/09      (138,199,179)
    60,000,000   European Union Euro ..............     10/13/09       (82,914,133)
    20,000,000   European Union Euro ..............     12/30/09       (27,618,557)
    10,000,000   Great Britain Pound Sterling .....      1/12/09       (14,372,492)
    15,000,000   Great Britain Pound Sterling .....       2/2/09       (21,546,138)
    14,000,000   Great Britain Pound Sterling .....       3/3/09       (20,098,924)
    25,000,000   Great Britain Pound Sterling .....      4/14/09       (35,882,530)
    10,000,000   Great Britain Pound Sterling .....      8/25/09       (14,349,251)
     9,500,000   Great Britain Pound Sterling .....      9/10/09       (13,631,621)
    30,000,000   Great Britain Pound Sterling .....     12/30/09       (43,041,477)
   150,000,000   Hong Kong Dollar .................      2/24/09       (19,361,628)
 1,500,000,000   Japanese Yen .....................       2/2/09       (16,558,556)
10,542,970,000   Japanese Yen .....................      2/19/09      (116,422,763)
 2,000,000,000   Japanese Yen .....................       3/3/09       (22,090,771)
 3,000,000,000   Japanese Yen .....................      4/14/09       (33,170,789)
 4,000,000,000   Japanese Yen .....................      6/17/09       (44,299,663)
 1,800,000,000   Japanese Yen .....................      9/10/09       (19,982,101)
   140,000,000   Mexican Peso .....................      1/12/09       (10,065,122)
   300,000,000   Mexican Peso .....................      1/20/09       (21,505,325)
   260,000,000   Mexican Peso .....................       2/3/09       (18,552,488)
   315,000,000   Mexican Peso .....................       3/3/09       (22,325,637)
   275,000,000   Mexican Peso .....................      4/14/09       (19,292,359)
   275,000,000   Mexican Peso .....................      4/22/09       (19,259,741)
   275,000,000   Mexican Peso .....................      5/19/09       (19,150,461)
   160,000,000   Mexican Peso .....................      5/22/09       (11,135,067)

                                                       CONTRACT      MARKET VALUE
   CONTRACTS                                          VALUE DATE       (NOTE 1)
--------------                                        ----------   ---------------
FORWARD EXCHANGE CONTRACTS TO SELL(CONTINUED)
   400,000,000   Mexican Peso .....................     10/28/09   $   (27,156,828)
    68,000,000   Norwegian Krone ..................      6/15/09        (9,647,137)
   240,000,000   Norwegian Krone ..................     10/13/09       (34,020,020)
    45,000,000   Singapore Dollar .................     11/19/09       (31,153,894)
15,000,000,000   South Korean Won .................       2/2/09       (11,946,956)
33,000,000,000   South Korean Won .................       3/3/09       (26,283,302)
30,000,000,000   South Korean Won .................      3/13/09       (23,893,911)
25,000,000,000   South Korean Won .................      4/29/09       (19,942,300)
30,000,000,000   South Korean Won .................       5/7/09       (23,940,946)
34,000,000,000   South Korean Won .................      5/19/09       (27,150,405)
80,000,000,000   South Korean Won .................      6/24/09       (64,005,974)
    40,000,000   Swiss Franc ......................      1/12/09       (37,586,132)
    14,000,000   Swiss Franc ......................      1/20/09       (13,156,204)
    20,000,000   Swiss Franc ......................      4/14/09       (18,816,973)
    15,000,000   Swiss Franc ......................      4/29/09       (14,119,345)
     5,200,000   Swiss Franc ......................      5/15/09        (4,897,155)
    25,000,000   Swiss Franc ......................      5/27/09       (23,552,851)
    25,000,000   Swiss Franc ......................       6/5/09       (23,559,497)
    25,000,000   Swiss Franc ......................      7/20/09       (23,593,586)
    20,000,000   Swiss Franc ......................      7/27/09       (18,879,234)
    40,000,000   Swiss Franc ......................       8/4/09       (37,768,451)
    90,000,000   Swiss Franc ......................      8/12/09       (85,001,487)
    26,000,000   Swiss Franc ......................      8/25/09       (24,566,542)
    36,000,000   Swiss Franc ......................      9/10/09       (34,033,220)
    35,000,000   Swiss Franc ......................      9/18/09       (33,096,614)
    67,000,000   Swiss Franc ......................      9/30/09       (63,381,566)
    70,000,000   Swiss Franc ......................      10/6/09       (66,232,741)
    40,000,000   Swiss Franc ......................      10/9/09       (37,851,052)
    40,000,000   Swiss Franc ......................     10/13/09       (37,856,081)
                                                                   ---------------
TOTAL (Contract Amount $3,153,956,375) ............                $(2,971,187,710)
                                                                   ===============

                      SEE NOTES TO PORTFOLIO OF INVESTMENTS

(GRAPHIC)                                              TWEEDY, BROWNE VALUE FUND

PORTFOLIO OF INVESTMENTS
December 31, 2008 (Unaudited)

                                                                        MARKET VALUE
   SHARES                                                                 (NOTE 1)
------------                                                            ------------
               COMMON STOCKS--75.8%
               FRANCE--0.8%
      37,428   CNP Assurances .......................................   $  2,698,104
                                                                        ------------
               GERMANY--6.6%
     266,700   Henkel AG & Company, KGaA ............................      6,951,105
      49,200   Linde AG .............................................      4,093,161
      54,900   Muenchener Rueckversicherungs-Gesellschaft AG ........      8,470,809
      50,600   Springer (Axel) Verlag AG ............................      3,614,587
                                                                        ------------
                                                                          23,129,662
                                                                        ------------
               ITALY--0.4%
     264,000   Mondadori (Arnoldo) Editore SPA ......................      1,277,982
                                                                        ------------
               JAPAN--1.4%
     104,600   Canon Inc ............................................      3,196,271
      87,000   Honda Motor Company Ltd ..............................      1,829,255
                                                                        ------------
                                                                           5,025,526
                                                                        ------------
               MEXICO--0.3%
     565,000   Grupo Continental SA .................................        934,289
                                                                        ------------
               NETHERLANDS--6.2%
     491,000   Heineken Holding NV ..................................     13,930,095
     323,571   Unilever NV, ADR .....................................      7,943,668
                                                                        ------------
                                                                          21,873,763
                                                                        ------------
               SOUTH KOREA--3.3%
     607,400   Korea Exchange Bank+ .................................      3,052,552
     467,163   SK Telecom Company Ltd., ADR .........................      8,493,023
                                                                        ------------
                                                                          11,545,575
                                                                        ------------
               SPAIN--1.8%
     614,165   Gestevision Telecinco SA .............................      6,445,574
                                                                        ------------
               SWITZERLAND--7.6%
     631,000   Nestle SA, Registered, Sponsored ADR .................     25,050,700
      11,900   Roche Holding AG .....................................      1,816,837
                                                                        ------------
                                                                          26,867,537
                                                                        ------------
               UNITED KINGDOM--6.9%
     402,000   Daily Mail & General Trust, Class A ..................      1,560,537
     276,000   Diageo PLC, Sponsored ADR ............................     15,660,240
     308,880   Unilever PLC, Sponsored ADR ..........................      7,110,418
                                                                        ------------
                                                                          24,331,195
                                                                        ------------
               UNITED STATES--40.5%
      60,480   3M Company ...........................................      3,480,019
     266,203   American Express Company .............................      4,938,066
      76,082   American National Insurance Company ..................      5,609,526
     118,092   Avatar Holdings Inc.+ ................................      3,131,800
      83,374   Burlington Northern Santa Fe Corporation .............      6,312,246
     758,590   Comcast Corporation, Special Class A .................     12,251,228
     120,470   ConocoPhillips .......................................      6,240,346
      49,220   Devon Energy Corporation .............................      3,234,246
     202,770   Emerson Electric Company .............................      7,423,410
     236,780   Federated Investors, Inc., Class B ...................      4,015,789
      75,560   FinishMaster, Inc.+ ..................................      1,171,180

                                                                        MARKET VALUE
   SHARES                                                                 (NOTE 1)
------------                                                            ------------
               UNITED STATES(CONTINUED)
     100,804   Henry Schein, Inc.+ ..................................   $  3,698,499
     136,018   Home Depot, Inc ......................................      3,131,134
      69,124   Johnson & Johnson ....................................      4,135,689
     357,000   Leucadia National Corporation+ .......................      7,068,600
      52,084   National Western Life Insurance Company, Class A .....      8,811,050
      98,000   Norfolk Southern Corporation .........................      4,610,900
      55,225   Ramco-Gershenson Properties Trust, REIT ..............        341,290
     185,088   Rayonier Inc., REIT ..................................      5,802,509
     198,376   Torchmark Corporation ................................      8,867,407
     199,032   Transatlantic Holdings, Inc ..........................      7,973,222
     259,154   UniFirst Corporation .................................      7,694,282
      75,720   Union Pacific Corporation ............................      3,619,416
     276,425   Wal-Mart Stores, Inc .................................     15,496,385
      85,235   WellPoint, Inc.+ .....................................      3,590,951
                                                                        ------------
                                                                         142,649,190
                                                                        ------------
               TOTAL COMMON STOCKS
               (COST $202,111,466) ..................................    266,778,397
                                                                        ------------
               REGISTERED INVESTMENT COMPANY--8.6%
30,208,534     Dreyfus Government Prime Cash Management .............     30,208,534
                                                                        ------------
               TOTAL REGISTERED INVESTMENT COMPANY
               (COST $30,208,534) ...................................     30,208,534
                                                                        ------------

 FACE VALUE
------------
               U.S. TREASURY BILLS--13.1%
$  6,000,000   0.000%* due 4/2/09 ...................................      5,998,260
  17,250,000   0.000%* due 5/7/09 ...................................     17,246,464
  23,000,000   0.000%* due 6/24/09++ ................................     22,981,991
                                                                        ------------
               TOTAL U.S. TREASURY BILLS
               (COST $46,155,523) ...................................     46,226,715
                                                                        ------------
TOTAL INVESTMENTS
   (COST $278,475,523**) ....................................    97.5%   343,213,646
UNREALIZED APPRECIATION ON FORWARD CONTRACTS (NET) ..........     2.6      9,177,537
OTHER ASSETS AND LIABILITIES (NET) ..........................    (0.1)      (415,755)
                                                                -----   ------------
NET ASSETS ..................................................   100.0%  $351,975,428
                                                                =====   ============

----------
*    RATE REPRESENTS ANNUALIZED YIELD AT DATE OF PURCHASE.

**   AGGREGATE COST FOR FEDERAL TAX PURPOSES IS $278,475,523.

+    NON-INCOME PRODUCING SECURITY.

++ AT DECEMBER 31, 2008, LIQUID ASSETS TOTALLING $3,996,868 HAVE BEEN SEGREGATED TO COVER CERTAIN OPEN FORWARD CONTRACTS.

     ABBREVIATIONS:

ADR  -- AMERICAN DEPOSITORY RECEIPT
REIT -- REAL ESTATE INVESTMENT TRUST


                      SEE NOTES TO PORTFOLIO OF INVESTMENTS

(GRAPHIC)                                              TWEEDY, BROWNE VALUE FUND

SECTOR DIVERSIFICATION
December 31, 2008 (Unaudited)


                                                     PERCENTAGE OF   MARKET VALUE
SECTOR DIVERSIFICATION                                 NET ASSETS      (NOTE 1)
----------------------                               -------------   ------------
COMMON STOCKS:
Insurance ........................................       12.0%       $ 42,430,118
Food .............................................       11.4          40,104,786
Beverage .........................................        8.7          30,524,624
Media ............................................        7.1          25,149,908
Diversified Financials ...........................        4.5          16,022,455
Food & Staples Retailing .........................        4.4          15,496,385
Transportation ...................................        4.1          14,542,562
Capital Goods ....................................        3.1          10,903,429
Energy ...........................................        2.7           9,474,592
Real Estate ......................................        2.6           9,275,599
Telecommunication Services .......................        2.4           8,493,023
Consumer Durables & Apparel ......................        2.2           7,694,282
Health Care Equipment & Services .................        2.1           7,289,450
Household & Personal Products ....................        2.0           6,951,105
Pharmaceuticals, Biotechnology & Life Sciences ...        1.7           5,952,526
Materials ........................................        1.2           4,093,161
Technology Hardware & Equipment ..................        0.9           3,196,271
Retailing ........................................        0.9           3,131,134
Banks ............................................        0.9           3,052,552
Automobiles & Components .........................        0.9           3,000,435
                                                         ----        ------------
TOTAL COMMON STOCKS ..............................       75.8         266,778,397
                                                         ----        ------------
REGISTERED INVESTMENT COMPANY ....................        8.6          30,208,534
U.S. TREASURY BILLS ..............................       13.1          46,226,715
UNREALIZED APPRECIATION ON FORWARD
   CONTRACTS (NET) ...............................        2.6           9,177,537
OTHER ASSETS AND LIABILITIES (NET) ...............       (0.1)           (415,755)
                                                         ----        ------------
NET ASSETS .......................................      100.0%       $351,975,428
                                                        =====        ============

PORTFOLIO COMPOSITION
December 31, 2008 (Unaudited)

                                   (PIE CHART)

FRANCE                                                                     -  1%
GERMANY                                                                    -  7%
JAPAN                                                                      -  1%
NETHERLANDS                                                                -  6%
SOUTHTH KOREA                                                              -  3%
SPAIN                                                                      -  2%
SWITZERLAND                                                                -  8%
UNITED KINGDOM                                                             -  7%
UNITED STATES                                                              - 41%
CASH EQUIVALENTS AND OTHER ASSETS AND LIABILITIES (NET)++                  - 24%

ITALY                                                                      - 0%+
MEXICO                                                                     - 0%+

+    AMOUNT REPRESENTS LESS THAN 1% OF NET ASSETS

++   INCLUDES UNREALIZED APPRECIATION ON FORWARD CONTRACTS (NET)

                      SEE NOTES TO PORTFOLIO OF INVESTMENTS

(GRAPHIC)                                              TWEEDY, BROWNE VALUE FUND

SCHEDULE OF FORWARD EXCHANGE CONTRACTS
December 31, 2008 (Unaudited)

                                                    CONTRACT    MARKET VALUE
CONTRACTS                                          VALUE DATE     (NOTE 1)
---------                                          ----------   ------------
FORWARD EXCHANGE CONTRACTS TO BUY
    5,000,000   European Union Euro ............     8/25/09    $  6,912,647
3,200,000,000   South Korean Won ...............      3/3/09       2,548,684
    4,000,000   Swiss Franc ....................     5/15/09       3,767,042
    3,000,000   Swiss Franc ....................     7/27/09       2,831,885
                                                                ------------
TOTAL (Contract Amount $15,857,041) ............                $ 16,060,258
                                                                ============
FORWARD EXCHANGE CONTRACTS TO SELL
    1,700,000   European Union Euro ............     5/15/09    $ (2,353,865)
    7,500,000   European Union Euro ............     7/20/09     (10,372,430)
    9,000,000   European Union Euro ............     7/27/09     (12,446,108)
    5,000,000   European Union Euro ............     8/25/09      (6,912,647)
   11,500,000   European Union Euro ............    11/19/09     (15,886,433)
    1,800,000   Great Britain Pound Sterling ...     5/15/09      (2,583,313)
    4,000,000   Great Britain Pound Sterling ...     7/27/09      (5,739,828)
      950,000   Great Britain Pound Sterling ...     8/25/09      (1,363,179)
    1,500,000   Great Britain Pound Sterling ...    11/19/09      (2,152,238)
3,200,000,000   South Korean Won ...............      3/3/09      (2,548,684)
9,000,000,000   South Korean Won ...............     3/13/09      (7,168,173)
1,500,000,000   South Korean Won ...............     5/15/09      (1,197,557)
  815,000,000   South Korean Won ...............     8/31/09        (654,618)
    4,000,000   Swiss Franc ....................     5/15/09      (3,767,042)
   10,000,000   Swiss Franc ....................     7/27/09      (9,439,617)
    2,000,000   Swiss Franc ....................     8/25/09      (1,889,734)
    2,000,000   Swiss Franc ....................     8/31/09      (1,890,109)
    4,000,000   Swiss Franc ....................    10/13/09      (3,785,608)
                                                                ------------
TOTAL (Contract Amount $101,125,503) ...........                $(92,151,183)
                                                                ============

                      SEE NOTES TO PORTFOLIO OF INVESTMENTS

(GRAPHIC)                TWEEDY, BROWNE WORLDWIDE HIGH DIVIDEND YIELD VALUE FUND

PORTFOLIO OF INVESTMENTS
December 31, 2008 (Unaudited)

                                                                        MARKET VALUE
    SHARES                                                                (NOTE 1)
-------------                                                           ------------
                COMMON STOCKS--78.4%
                CANADA--1.8%
       56,100   IGM Financial, Inc ..................................   $  1,610,972
                                                                        ------------
                FINLAND--1.8%
       74,500   Kone Oyj, Class B ...................................      1,608,264
                                                                        ------------
                FRANCE--5.6%
       37,800   CNP Assurances ......................................      2,724,921
       41,600   Total SA ............................................      2,250,008
                                                                        ------------
                                                                           4,974,929
                                                                        ------------
                GERMANY--3.5%
       20,150   Muenchener Rueckversicherungs-Gesellschaft AG .......      3,109,049
                                                                        ------------
                IRELAND--0.4%
      635,700   Independent News & Media PLC ........................        371,134
                                                                        ------------
                ITALY--4.6%
       81,400   Eni SPA .............................................      1,894,128
      246,275   Mediaset SPA ........................................      1,387,308
      152,900   Mondadori (Arnoldo) Editore SPA .....................        740,164
                                                                        ------------
                                                                           4,021,600
                                                                        ------------
                JAPAN--0.7%
       28,700   Honda Motor Company Ltd .............................        603,444
                                                                        ------------
                MEXICO--4.4%
      964,100   Embotelladoras Arca SA de CV ........................      1,705,632
      653,600   Kimberly-Clark de Mexico SA de CV, Class A ..........      2,171,037
                                                                        ------------
                                                                           3,876,669
                                                                        ------------
                NETHERLANDS--7.4%
       30,625   Akzo Nobel NV .......................................      1,253,267
       75,000   Heineken NV .........................................      2,283,153
      122,400   Unilever NV, CVA ....................................      2,950,259
                                                                        ------------
                                                                           6,486,679
                                                                        ------------
                SOUTH KOREA--3.1%
      305,300   Korea Exchange Bank+ ................................      1,534,317
       65,900   SK Telecom Company Ltd., ADR ........................      1,198,062
                                                                        ------------
                                                                           2,732,379
                                                                        ------------
                SPAIN--1.9%
       75,400   Telefonica SA .......................................      1,661,232
                                                                        ------------
                UNITED KINGDOM--12.2%
      221,230   BP PLC ..............................................      1,673,070
      184,060   Diageo PLC, Sponsored ADR ...........................      2,543,121
      138,450   GlaxoSmithKline PLC .................................      2,556,886
      124,700   HSBC Holdings PLC ...................................      1,186,885
      268,700   Pearson PLC .........................................      2,476,338
       43,133   Signet Jewelers Ltd .................................        359,685
                                                                        ------------
                                                                          10,795,985
                                                                        ------------

                                                                        MARKET VALUE
    SHARES                                                                (NOTE 1)
-------------                                                           ------------
                UNITED STATES--31.0%
       45,200   3M Company ..........................................   $  2,600,808
       55,565   Altria Group, Inc ...................................        836,809
      105,800   AT&T, Inc ...........................................      3,015,300
       18,270   ConocoPhillips ......................................        946,386
       88,880   Emerson Electric Company ............................      3,253,897
       76,600   Federated Investors, Inc., Class B ..................      1,299,136
      141,165   General Electric Company ............................      2,286,873
       64,815   Genuine Parts Company ...............................      2,453,896
       75,945   Home Depot, Inc .....................................      1,748,254
       67,600   Philip Morris International, Inc ....................      2,941,276
       45,190   Reynolds American, Inc ..............................      1,821,609
      106,500   US Bancorp ..........................................      2,663,565
       22,245   UST, Inc ............................................      1,543,358
                                                                        ------------
                                                                          27,411,167
                                                                        ------------
                TOTAL COMMON STOCKS
                (COST $89,062,313) ..................................     69,263,503
                                                                        ------------
                REGISTERED INVESTMENT COMPANY--7.8%
    6,925,407    Dreyfus Government Prime Cash Management ...........      6,925,407
                                                                        ------------
                TOTAL REGISTERED INVESTMENT COMPANY
                (COST $6,925,407) ...................................      6,925,407
                                                                        ------------

 FACE VALUE
-------------
                TREASURY BILLS--16.0%
                GERMANY--11.3%
   $2,500,000   0.000%* due 1/14/09 .................................      3,473,383
    4,700,000   0.000%* due 2/18/09 .................................      6,523,687
                                                                        ------------
                                                                           9,997,070
                                                                        ------------
                UNITED STATES--4.7%
    2,650,000   0.000%* due 5/28/09 .................................      2,649,163
    1,500,000   0.000%* due 6/24/09 .................................      1,498,825
                                                                        ------------
                                                                           4,147,988
                                                                        ------------
TOTAL TREASURY BILLS
(COST $14,039,136) ..................................................     14,145,058
                                                                        ------------
TOTAL INVESTMENTS
(COST $110,026,856**) .......................................   102.2%    90,333,968
OTHER ASSETS AND LIABILITIES (NET) ..........................    (2.2)    (1,979,727)
                                                                -----   ------------
NET ASSETS ..................................................   100.0%  $ 88,354,241
                                                                =====   ============

----------
*    RATE REPRESENTS ANNUALIZED YIELD AT DATE OF PURCHASE.

**   AGGREGATE COST FOR FEDERAL TAX PURPOSES IS $110,026,856.

+    NON-INCOME PRODUCING SECURITY.

ABBREVIATIONS:

ADR -- AMERICAN DEPOSITORY RECEIPT
CVA -- CERTIFICAATEN VAN AANDELEN (SHARE CERTIFICATES)

                      SEE NOTES TO PORTFOLIO OF INVESTMENTS

(GRAPHIC)                TWEEDY, BROWNE WORLDWIDE HIGH DIVIDEND YIELD VALUE FUND

SECTOR DIVERSIFICATION
December 31, 2008 (Unaudited)

                                                     PERCENTAGE OF   MARKET VALUE
SECTOR DIVERSIFICATION                                 NET ASSETS      (NOTE 1)
----------------------                               -------------   ------------
COMMON STOCKS:
Capital Goods ....................................        11.0%      $ 9,749,842
Tobacco ..........................................         8.1         7,143,052
Energy ...........................................         7.7         6,763,592
Beverage .........................................         7.4         6,531,906
Telecommunication Services .......................         6.6         5,874,594
Insurance ........................................         6.6         5,833,970
Banks ............................................         6.1         5,384,767
Media ............................................         5.6         4,974,944
Retailing ........................................         5.2         4,561,835
Food .............................................         3.3         2,950,259
Diversified Financials ...........................         3.3         2,910,108
Pharmaceuticals, Biotechnology & Life Sciences ...         2.9         2,556,886
Household & Personal Products ....................         2.5         2,171,037
Materials ........................................         1.4         1,253,267
Automobiles & Components .........................         0.7           603,444
                                                         -----       -----------
TOTAL COMMON STOCKS ..............................        78.4        69,263,503
                                                         -----       -----------
REGISTERED INVESTMENT COMPANY ....................         7.8         6,925,407
TREASURY BILLS ...................................        16.0        14,145,058
OTHER ASSETS AND LIABILITIES (NET) ...............        (2.2)       (1,979,727)
                                                         -----       -----------
NET ASSETS .......................................       100.0%      $88,354,241
                                                         =====       ===========

PORTFOLIO COMPOSITION
December 31, 2008 (Unaudited)

                                   (PIE CHART)

CANADA                                                                    -  2%
FINLAND                                                                   -  2%
FRANCE                                                                    -  6%
GERMANY                                                                   -  3%
ITALY                                                                     -  5%
JAPAN                                                                     -  1%
MEXICO                                                                    -  4%
NETHERLANDS                                                               -  7%
SOUTH KOREA                                                               -  3%
SPAIN                                                                     -  2%
UNITED KINGDOM                                                            - 12%
UNITED STATES                                                             - 31%
CASH EQUIVALENTS AND OTHER ASSETS AND LIABILITIES (NET)                   - 22%

IRELAND                                                                   -  0%+

+    AMOUNT REPRESENTS LESS THAN 1% OF NET ASSETS

                      SEE NOTES TO PORTFOLIO OF INVESTMENTS

TWEEDY, BROWNE FUND INC.

NOTES TO PORTFOLIO HOLDINGS (UNAUDITED)

1. VALUATION AND INVESTMENT PRACTICES

     PORTFOLIO VALUATION Generally, the Funds' investments are valued at market value or at fair value as determined by, or under the direction of, the Company's Board of Directors. Portfolio securities and other assets, listed on a U.S. national securities exchange, comparable foreign securities exchange or through any system providing for contemporaneous publication of actual prices (and not subject to restrictions against sale by the Fund on such exchange or system) are valued at the last sale price prior to the close of regular trading on the principal exchange or system for such security or asset or, if applicable, the NASDAQ Official Closing Price ("NOCP"). Portfolio securities and other assets, which are readily marketable but for which there are no reported sales on the valuation date, whether because they are not traded in a system providing for same day publication of sales or because there were no sales reported on such date, are generally valued at the mean between the last asked price and the last bid price prior to the close of regular trading. Securities and other assets for which current market quotations are not readily available and those securities which are generally not readily marketable due to significant legal or contractual restrictions, will be valued at fair value as determined by the Investment Adviser under the direction of the Board of Directors. Securities and other assets for which the most recent market quotations may not be reliable (including because the last sales price does not reflect current market value at the time of valuing the Funds' asset due to developments since such last price) may be valued at fair value if the Investment Adviser concluded that fair valuation will likely result in a more accurate net asset valuation. Debt securities purchased with a remaining maturity of more than 60 days are valued through pricing obtained by pricing services approved by the Funds' Board of Directors. Debt securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value, or by reference to other factors (i.e., pricing services or dealer quotations) by the Investment Adviser.

     In September 2006, the Financial Accounting Standards Board ("FASB") issued Financial Accounting Standards No. 157, Fair Value Measurement ("FAS 157") effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 became effective for the Funds as of April 1, 2008, the beginning of the Registrant's current fiscal year. The three levels of the fair value hierarchy under FAS 157 are described below:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Funds' net assets as of December 31, 2008 is as follows:

                                                       GLOBAL VALUE FUND
                                                --------------------------------
                                                  INVESTMENTS    OTHER FINANCIAL
VALUATION INPUTS                                 IN SECURITIES   INSTRUMENTS (a)
----------------                                --------------   ---------------
Level 1 - Quoted Prices-Investments             $3,254,966,581     $196,434,229
                                                --------------     ------------
Level 2 - Other Significant Observable Inputs      166,616,645               --
                                                --------------     ------------
Level 3 - Significant Unobservable Inputs               92,687               --
                                                --------------     ------------
TOTAL                                           $3,421,675,913     $196,434,229
                                                ==============     ============

                                                           VALUE FUND
                                                --------------------------------
                                                  INVESTMENTS    OTHER FINANCIAL
VALUATION INPUTS                                 IN SECURITIES   INSTRUMENTS (a)
----------------                                --------------   ---------------
Level 1 - Quoted Prices-Investments              $296,986,931      $9,177,537
                                                 ------------      ----------
Level 2 - Other Significant Observable Inputs      46,226,715              --
                                                 ------------      ----------
Level 3 - Significant Unobservable Inputs                  --              --
                                                 ------------      ----------
TOTAL                                            $343,213,646      $9,177,537
                                                 ============      ==========

                                                     WORLDWIDE HIGH DIVIDEND
                                                         YIELD VALUE FUND
                                                --------------------------------
                                                  INVESTMENTS    OTHER FINANCIAL
VALUATION INPUTS                                 IN SECURITIES   INSTRUMENTS (a)
----------------                                --------------   ---------------
Level 1 - Quoted Prices-Investments               $76,188,910          $--
                                                  -----------          ---
Level 2 - Other Significant Observable             14,145,058           --
                                                  -----------          ---
Level 3 - Significant Unobservable Inputs                  --           --
                                                  -----------          ---
TOTAL                                             $90,333,968          $--
                                                  ===========          ===

(a) Other financial instruments are forward foreign currency contracts not reflected in the Portfolio of Investments, which are valued at the unrealized appreciation (depreciation) on the contracts.

TWEEDY, BROWNE FUND INC.

NOTES TO PORTFOLIO HOLDINGS (UNAUDITED)

The following is a reconciliation of the Global Value Fund's Level 3 investments for which significant unobservable inputs were used to determine fair value.

                                                     INVESTMENTS
                                                    IN SECURITIES
                                                   (MARKET VALUE)
                                                   --------------
Balance as of 3/31/08                                 $105,657
                                                      --------
Accrued discounts/premiums                                  --
                                                      --------
Realized gain/loss                                          --
                                                      --------
Change in unrealized appreciation (depreciation)       (12,970)
                                                      --------
Net purchases (sales)                                       --
                                                      --------
Transfers in and/or out of Level 3                          --
                                                      --------
Balance as of 12/31/08                                $ 92,687
                                                      ========

     REPURCHASE AGREEMENTS The Funds may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund acquires an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Funds' holding period. The value of the collateral held on behalf of the Fund is at all times at least equal to the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. The Funds' Investment Adviser reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

     FOREIGN CURRENCY The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions. Unrealized gains and losses which result from changes in foreign currency exchange rates have been included in the unrealized appreciation (depreciation) of currencies and net other assets. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investments, securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in the exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains and losses on investment securities sold.

     FORWARD EXCHANGE CONTRACTS The Global Value Fund and Value Fund enter into forward exchange contracts for non-trading purposes in order to reduce their exposure to fluctuations in foreign currency exchange on their portfolio holdings. Forward exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by each Fund as an unrealized gain or loss. When the contract is closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time that it was opened and the value of the contract at the time that it was closed.

     The use of forward exchange contracts does not eliminate fluctuations in the underlying prices of the Funds' investment securities, but it does establish a rate of exchange that can be achieved in the future. Although forward exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

     SECURITIES TRANSACTIONS Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

2. UNREALIZED APPRECIATION/(DEPRECIATION)

     At December 31, 2008, the aggregate gross unrealized appreciation for all securities, in which there was an excess of value over tax cost on the Global Value Fund, Value Fund and Worldwide High Dividend Yield Value Fund, was $958,427,621, $79,643,689 and $1,464,842, repectively. The aggregate gross unrealized depreciation for all securities, in which there was an excess of tax cost over value for the Global Value Fund, Value Fund and Worldwide High Dividend Yield Value Fund, was $575,835,329, $14,905,566 and $21,157,730,
respectively.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) TWEEDY, BROWNE FUND INC.

By (Signature and Title)*   /S/ WILLIAM H. BROWNE
                         -------------------------------------------------------
                            William H. Browne, President
                            (principal executive officer)

Date                        FEBRUARY 25, 2009
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*   /S/ WILLIAM H. BROWNE
                         -------------------------------------------------------
                            William H. Browne, President
                            (principal executive officer)

Date                        FEBRUARY 25, 2009
    ----------------------------------------------------------------------------


By (Signature and Title)*   /S/ ROBERT Q. WYCKOFF, JR.
                         -------------------------------------------------------
                            Robert Q. Wyckoff, Jr., Treasurer
                            (principal financial officer)

Date                        FEBRUARY 25, 2009
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.